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                                                               December 29, 2004

EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Legg Mason Light Street Trust, Inc.
    1933 Act File No. 333-61525
    1940 Act File No. 811-08943
    Post-Effective Amendment No. 12
    -------------------------------

Ladies and Gentlemen:

    Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 12 to the currently effective Registration Statement of Legg Mason Light Street Trust, Inc. ("Company"). This transmission contains a conformed signature page. The signed, original signature page is maintained at the offices of the Company.

    The primary purpose of this filing is to update the Company's Prospectus and Statement of Additional Information as well as to reflect new disclosure requirements pursuant to Form N-1A regarding the Company's policies with respect to Market Timing, Fair Valuation of Securities, and Selective Disclosure of Portfolio Holdings.

    The Company elects that this Post-Effective Amendment become effective automatically on February 28, 2005, pursuant to Rule 485(a)(1) of Regulation C under the Securities Act of 1933. Please provide us with any comments by Monday, February 7, 2005.

    If you have any questions about this filing, please contact me at (410) 454-5313. Thank you for your assistance in this matter.

                                       Sincerely,

                                       /s/ Richard M. Wachterman
                                       Richard M. Wachterman
                                       Associate General Counsel